Fair Value of Financial Instruments and Risk Management - Derivative Narrative (Details) $ in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total regulatory assets	$ 4,622				$ 4,622					$ 4,631
Total regulatory liabilities	4,224				$ 4,224					4,291
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)					10.00%	10.00%
Fortis | Unsecured senior notes, 2029 maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount	$ 500				$ 500
Interest rate	4.43%				4.43%				4.43%
Energy contracts subject to regulatory deferral | Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total regulatory assets	$ 119				$ 119					175
Total regulatory liabilities	49				49					$ 41
Energy contracts not subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on energy contracts	1		$ 0		32		$ 36
Total return swaps | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	136				136
Unrealized gains (losses) on derivatives	(1)		(1)		$ 9		(4)
Total return swaps | Fortis | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms					3 years	3 years
Foreign exchange contracts | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount									$ 449
Unrealized gains (losses) on derivatives	18		(2)		$ 19		(5)
Interest rate swap | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount									560
Derivative terms					5 years	5 years
Other comprehensive income, cash flow hedge, unrealized gain (loss) on derivatives		$ (4)		$ (3)		$ (8)		$ (3)
Cross-currency interest rate swaps | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount									$ 391
Other comprehensive income, cash flow hedge, unrealized gain (loss) on derivatives	$ 21		$ (2)		$ 17		$ (15)
Derivative interest rate	4.34%				4.34%				4.34%